Provision for lawsuits and administrative proceedings (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	$ 8,082	$ 17,947	$ 18,082
Additions	47,994	14,588	2,042
Monetary adjustment	561
Payments / Reversals	(30,149)	(25,701)	(3,216)
Effect of changes in exchange rates (OCI)	(3,937)	1,248	1,039
Balance at end of the year	22,551	8,082	$ 17,947
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year
Additions	883
Monetary adjustment
Payments / Reversals
Effect of changes in exchange rates (OCI)
Balance at end of the year	883
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	7,532
Additions	43,070
Monetary adjustment	444
Payments / Reversals	(28,950)
Effect of changes in exchange rates (OCI)	(3,446)
Balance at end of the year	18,650	7,532
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	550
Additions	4,041
Monetary adjustment	117
Payments / Reversals	(1,199)
Effect of changes in exchange rates (OCI)	(491)
Balance at end of the year	$ 3,018	$ 550